STOCK-BASED COMPENSATION EXPENSE - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 49,047	$ 52,196	$ 151,983	$ 91,736	$ 137,991	$ 4,858	$ 3,843
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	6,418	4,612	26,968	7,850	15,862	653	513
Selling, general, and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 42,629	$ 47,584	$ 125,015	$ 83,886	$ 122,129	$ 4,205	$ 3,330